GOODWILL - impairment tests (Details) - Telecommunications	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Percentage of pre-tax discount rate (WACC)	10.50%	8.50%
Perpetual growth rate	2.00%	2.00%